Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
Intangible Assets, Net [Abstract]
Intangible Assets, Net
NOTE 7:-          INTANGIBLE ASSETS, NET

a.	Intangible assets:

	December 31,
	2011	2012

Original amounts:

Technology	$8,600	$8,600
Trademarks	800	800
Customer relationships *)	8,200	8,107

	17,600	17,507

Accumulated amortization:

Technology	1,165	2,397
Trademarks	379	780
Customer relationships	2,617	4,521

	4,161	7,698

Intangible assets, net	$13,439	$9,809

*)	Including functional currency translation adjustments related to Brazilian subsidiary.

b.	Amortization expense for the years ended December 31, 2011 and 2012 amounted to $ 4,161 and$ 3,537, respectively.

c.	The estimated future amortization expense of purchased intangible assets as of December 31, 2012 is as follows:

December 31,

2013	$2,541
2014	2,134
2015	1,862
2016	1,672
2017 and thereafter	1,600

$9,809